LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vehicles [Member]
Monthly rent payments owed on leased properties	$ 40
Lessee Leasing Arrangements, Operating Leases, Term of Contract	3 years
Limco Piedmont Inc [Member]
Monthly rent payments owed on leased properties	$ 4,100
Lease expense	$ 510	$ 494	$ 474
Lease expiration date	Mar. 31, 2030
TAT Industries [Member]
Lease expense	$ 787	$ 767	$ 740
Lease expiration date	Dec. 31, 2024